GENERAL	12 Months Ended
Dec. 31, 2024
GENERAL [Abstract]
GENERAL	GENERAL
a.General:
NICE Ltd. (together with its subsidiaries, “NICE”, or the “Company”) is a global enterprise software leader, providing AI-powered cloud platforms that serve two main markets: Customer Engagement and Financial Crime and Compliance. The Company's core mission is to automate customer service by seamlessly orchestrating workflows, AI and human agents, and enterprise knowledge on CXone Mpower—a leading advanced and comprehensive AI platform. The Company protect financial services organizations with embedded AI to help prevent money laundering and fraud, as well as ensure financial markets compliance in real-time.

The Company's strategy is based on serving rapidly expanding, specialized markets that require feature-rich solutions, with robust, comprehensive cloud platforms that are spearheaded by AI as an overarching catalyst, propelling the Company's unique AI-driven vectors of growth: using AI differentiation to expand the Company's cloud win rates, positioning AI as the bedrock for driving rapid expansion into digital, utilizing AI to fuel massive platform-adoption and leveraging AI as a lucrative source for new domain-specific use-cases.
In the Customer Engagement market, the Company's CXone Mpower platform enables organizations to automate service at scale, augment their workforce with AI-powered solutions, and unify enterprise knowledge, data and AI models to drive faster resolutions and superior customer experiences. Purpose-built AI ensures every interaction and workflow is intelligently orchestrated across all customer touchpoints, seamlessly blending autonomous Agentic AI and human assisted interactions to deliver best-in-class service that is proactive, knowledge-based, resolution-oriented and efficient. The Company's Public Safety and Justice business is included in the Company's Customer Engagement segment. In this business, the Company is transforming the criminal justice system by using AI to uncover the truth in digital evidence, facilitating swift justice. The Company's AI-powered workflows help relieve police, prosecutors, public defenders, courts and correctional institutions from the tedious task of managing digital evidence.

In the Financial Crime and Compliance market, the Company protect financial services organizations, with embedded-AI solutions that identify risks and help prevent money laundering and fraud, as well as help ensure financial markets compliance in real-time. With the Company's holistic, data and entity-centric approach, the Company leverage machine learning, NLP (natural language processing), Generative AI and Agentic AI that automate routine tasks, collaborate with analysts and adapt in real time to proactively keep ahead of emerging threats.

The Company is at the forefront of several industry technological disruptions that have greatly accelerated in the last several years: AI-driven automation is transforming customer service; domain-specific AI is enhancing decision-making and workforce performance; and cloud scalability is enabling enterprises to modernize operations at an unprecedented pace. As organizations seek to optimize both efficiency and customer experience. The Company's AI-powered platforms unify data, workflows, and automation to drive enterprise-wide transformation. Built on deep domain expertise, the Company's solutions empower customer service, financial crime prevention, and criminal justice organizations to lead with intelligence, efficiency, and confidence.

b.Acquisitions:
1.Acquisitions in 2024:
During 2024, the Company completed the acquisition of two companies, which were accounted for as business combinations for a total consideration of $68,910. The financial results of those acquired companies are included in the Company’s consolidated financial statements from their respective acquisition dates. The results from these acquisitions individually and in the aggregate, were not material to the Company’s consolidated financial statements. The Company preliminarily recorded $41,802 of identifiable intangible assets based on their estimated fair values, and $27,091 of residual goodwill, from these acquisitions.

2.Acquisitions in 2023:
a.In December 2023, the Company completed an acquisition of LiveVox Inc. (“LiveVox”), a leading AI-driven proactive outreach provider. The Company acquired LiveVox for a total consideration of $424,117.
Upon consummation of the acquisition, LiveVox became a wholly-owned subsidiary of the Company. The acquisition was accounted for as a business combination. This method requires, among other things, that assets acquired, and liabilities assumed in the business combination be recognized at their fair values as of the acquisition date.

The following table presents details of the identified intangible assets acquired as of the date of the acquisition:

	Fair Value	Estimated useful life (in years)
Net tangible assets and liabilities assumed	$63,575

Trademarks	4,930	5
Technology	137,462	5
Customer relationships	31,957	5
Goodwill	186,193
Total	$424,117

Goodwill generated from this business combination is primarily attributable to synergies between the Company's and LiveVox's respective products and services. The goodwill is not deductible for income tax purposes.

Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated financial statements.

The preliminary fair value of assets acquired, and liabilities assumed from the acquisition, completed during 2023, were based upon preliminary calculations and valuations, and the estimates and assumptions for this acquisition are subject to change as the Company obtains additional information during the respective measurement periods (up to one year from the respective acquisition dates). These estimates were finalized during 2024 as part of the measurement period. During 2024, the Company recorded measurement period adjustments to the preliminary allocation of the purchase price to the fair value of the assets acquired and liabilities assumed. See also Note 8 regarding changes made during 2024.

During 2023, the Company acquired certain additional companies, which were accounted for as business combinations for a total consideration of $22,815. The financial results of those acquired companies are included in the Company’s consolidated financial statements from their respective acquisition dates. The results from these acquisitions individually and in aggregate, were not material to the Company’s consolidated financial statements. The Company preliminarily recorded $13,247 of identifiable intangible assets based on their estimated fair values, and $10,682 of residual goodwill, from these acquisitions.

The estimated fair value of assets acquired and liabilities assumed from acquisitions completed during 2023 were based upon preliminary calculations and valuations. These estimates were finalized during 2024 as part of the measurement period. No adjustments were made during 2024.

3.Acquisitions in 2022:
In November 2022, the Company completed an acquisition for a total consideration of $50,381 as follows: $30,000 cash consideration and a milestone-based contingent payment in a total sum of up to $24,000 payable in March 2026. The contingent consideration was measured at fair value at the closing date and recorded as a liability on the balance sheet in the amount of $20,381.
Upon consummation of the acquisition, the acquired company became a wholly-owned subsidiary of the Company. The acquisition was accounted for as a business combination. As of the acquisition date the Company preliminarily recorded core technology, customer relationships, trademark and goodwill in amounts of $12,470; $9,058; $459 and $28,039, respectively. The estimated useful life of the core technology, customer relationships, and trademark is four years, four years and three years, respectively.
Goodwill generated from this business combination was attributed to synergies between the Company's and acquired company respective products and services. The goodwill is not deductible for income tax purposes.
The results of the acquired company's operations have been included in the consolidated financial statements since November 2022. Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated financial statements.

The estimated fair value of assets acquired and liabilities assumed from the acquisition completed during 2022 was based upon preliminary calculations and valuations. These estimates were finalized during 2023 as part of the measurement period. The transaction price included liability classified contingent consideration that was remeasured through earnings and the resulting change in fair value for the twelve months ended December 31, 2023 was non-cash income of $18,258 included under general and administrative operating expenses in the consolidated statements of income. This was primarily driven by lower expected performance measurements of the acquired entity as determined in the purchase agreement.

The fair value of the contingent consideration arrangement was determined using a probability-based scenario analysis approach. The resulting probability-weighted contingent consideration amounts were discounted based on the Company's estimated cost of debt.
As of December 31, 2024, the contingent consideration conditions are not expected to be satisfied and as such, the fair value of the liability was updated as immaterial and is not included in the consolidated balance sheet. For the year ended December 31, 2024, the Company recorded a gain of $3,054 related to the remeasurement of this contingent consideration liability, which is included in general and administrative expenses in the consolidated statements of income.
4.Acquisitions related costs:
During 2024, 2023 and 2022, acquisition related costs amounted to $3,167, $13,987 and $48, respectively, and were included in general and administrative expenses.